Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Secured Debt
The Company’s secured debt is summarized as follows:

Debt	June 30, 2026	December 31, 2025	Interest Rate	Maturity Date
Huntington Credit Facility (1)	$86,103,075	$86,937,660	6.26%	11/30/2027
National Bank of Canada—Four Property Loan (2)	43,865,507	45,960,783	4.86%	1/8/2028
Skymar—Vancouver	13,000,000	13,000,000	7.55%	4/1/2030
Meridian Loan (3)	9,368,083	7,617,239	5.95%	1/31/2028
QuadReal—Seven Property Loan (4)	103,385,100	107,221,800	5.59%	4/1/2030
Skymar—Bradenton	9,120,000	9,120,000	7.50%	4/1/2030
SmartStop Bridge Loan	28,500,000	25,000,000	7.18%	6/30/2027
Debt issuance costs, net	(1,627,182)	(1,949,228)

Total Debt	$291,714,583	$292,908,254

(1)
As of June 30, 2026, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into an interest rate swap agreement that fixes SOFR at 1.54% until the maturity of the loan.

(2)
This variable rate loan encumbers four properties (Burlington, Cambridge, North York and Edmonton) and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively. We entered into an interest rate swap agreement that fixes CORRA at 3.03% until the maturity of the loan.

(3)
This variable rate loan encumbers our Etobicoke, ONT development property and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively.

(4)
This fixed rate loan encumbers seven properties (Mississauga, Mississauga II, Burlington II, Hamilton, Vancouver, Woodbridge and Toronto) and the amount shown above is in USD based on the foreign exchange rate in effect as of June 30, 2026 and December 31, 2025, respectively.

The Company’s secured debt is summarized as follows:

Debt	December 31, 2025	December 31, 2024	Interest Rate	Maturity Date
Huntington Credit Facility (1)	$86,937,660	$107,574,000	6.30%	11/30/2027
National Bank of Canada - Burlington Loan (2)	—	10,445,935	N/A	N/A
National Bank of Canada - Cambridge Loan (3)	—	9,663,950	N/A	N/A
National Bank of Canada - North York Loan (4)	—	16,754,775	N/A	N/A
Bank of Montreal Loan (5)	—	15,044,513	N/A	N/A
First National Loan (6)	—	6,125,639	N/A	N/A
National Bank of Canada - Ontario Loan (7)	—	86,428,202	N/A	N/A
National Bank of Canada - Four Property Loan (8)	45,960,783	—	4.85%	1/8/2028
Skymar - Vancouver	13,000,000	—	7.55%	4/1/2030
Meridian Loan (9)	7,617,239	—	5.95%	1/31/2028
QuadReal - Seven Property Loan (10)	107,221,800	—	5.59%	4/1/2030
Skymar - Bradenton	9,120,000	—	7.50%	4/1/2030
SmartStop Bridge Loan	25,000,000	23,000,000	7.87%	6/30/2027
Debt issuance costs, net	(1,949,228)	(980,658)

Total Debt	$292,908,254	$274,056,356

(1)
As of December 31, 2025, this variable rate loan encumbers 11 properties (Phoenix I, Las Vegas, Phoenix II, Surprise, Apopka, Portland, Newark, Levittown, Chandler, St. Johns and Oxford). We entered into interest rate swap agreement that fixes SOFR at 2.29% until the maturity of the loan.

(2)
On January 8, 2025, the National Bank of Canada – Burlington Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(3)
On January 8, 2025, the National Bank of Canada – Cambridge Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(4)
On January 8, 2025, the National Bank of Canada – North York Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(5)
On March 7, 2025, the Bank of Montreal Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(6)
On January 8, 2025, the First National Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(7)
On March 7, 2025, the National Bank of Canada – Ontario Loan was repaid and terminated in accordance with the loan agreement without fees or penalties. The amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2024.

(8)
This variable rate loan encumbers four properties (Burlington, Cambridge, North York and Edmonton) and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025. We entered into an interest rate swap agreement that fixes CORRA at 3.03% until the maturity of the loan.

(9)	This variable rate loan encumbers our Etobicoke, ONT development property and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025.
(10)
This fixed rate loan encumbers seven properties (Mississauga, Mississauga II, Burlington II, Hamilton, Vancouver, Woodbridge and Toronto) and the amount shown above is in USD based on the foreign exchange rate in effect as of December 31, 2025.

Schedule of Secured Debt Future Principal Payments
The following table presents the future principal payment requirements on our outstanding secured debt as of June 30, 2026:

2026	1,285,253
2027	114,891,744
2028	52,144,000
2029	326,349
2030	124,694,419

Total payments	293,341,765
Debt issuance costs, net	(1,627,182)

Total	$291,714,583

The following table presents the future principal payment requirements on our outstanding secured debt as of December 31, 2025:

2026	2,603,665
2027	111,426,803
2028	51,969,546
2029	326,349
2030	128,531,119

Total payments	294,857,482
Debt issuance costs, net	(1,949,228)

Total	$292,908,254